Pension Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined contribution, employer contributions	$ 0.3	$ 0.2
Dutch Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Acturial gain (loss) recognized in Accumulated Other Comprehensive Income	1.6
Discount rate	2.40%	4.00%
Defined beneft plans liability	2.9
Irish Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Acturial gain (loss) recognized in Accumulated Other Comprehensive Income	(3.1)
Discount rate	2.40%	3.90%
Defined beneft plans liability	7.0
ILFC [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount paid to AIG for the liability associated with plan participants who were fully vested			$ 19.8